Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 919	$ 657
Financing cash flows from finance leases	39
Non-cash investing and financing activities:
Net lease cost	953	665	$ 668
Additions to ROU assets obtained from:
New operating lease liabilities	6,312	$ 62
New finance lease liabilities	$ 157